UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Martin Capital Management, LLP
Address: 300 NIBCO Parkway
         Suite 301
         Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Todd B. Martin
Title:  Managing Partner
Phone:  (574) 293-2077

Signature, Place, and Date of Signing:

   /s/ Todd B. Martin                 Elkhart , IN             2/11/08
-------------------------          ------------------      -----------------
     [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  276,832

List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING  AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -----
AMERICAN EXPRESS CO.           COM              025816109      800   15375          SOLE               15375      0     0
BERKSHIRE HATHAWAY - B         COM              084670207    36202    7644          SOLE                7522      0   122
BROWN & BROWN, INC.            COM              115236101    29349 1248905          SOLE             1223705      0 25200
EMMIS COMM.CL A                COM              291525103    11426 2967708          SOLE             2871924      0 95784
GENERAL ELECTRIC               COM              369604103      497   13400          SOLE               13400      0     0
HEWLETT PACKARD CO.            COM              428236103      202    4000          SOLE                4000      0     0
INTEL CORP.                    COM              458140100      659   24700          SOLE               24700      0     0
JOHNSON & JOHNSON              COM              478160104      510    7650          SOLE                7650      0     0
LOWE'S COS, INC.               COM              548661107    20646  912750          SOLE              898675      0 14075
MCDONALD'S CORP.               COM              580135101      295    5000          SOLE                5000      0     0
McGRAW-HILL COS.               COM              580645109     8520  194480          SOLE              191940      0  2540
MERCK & CO.                    COM              589331107      465    8000          SOLE                8000      0     0
MICROSOFT CORP.                COM              594918104      954   26800          SOLE               26800      0     0
MOHAWK INDUSTRIES, INC.        COM              608190104    24667  331539          SOLE              324966      0  6573
PEPSICO, INC.                  COM              713448108      744    9800          SOLE                9800      0     0
POOL CORP.                     COM              73278L105    21454 1081919          SOLE             1062085      0 19834
PROGRESSIVE CORP.              COM              743315103    15458  806789          SOLE              792699      0 14090
SIMPSON MANUFACTURING CO.      COM              829073105      402   15100          SOLE               15100      0     0
SKYLINE CORPORATION            COM              830830105      320   10900          SOLE               10900      0     0
SYSCO CORP.                    COM              871829107     7739  247970          SOLE              243785      0  4185
TJX COS., INC.                 COM              872540109    31656 1101858          SOLE             1083033      0 18825
UNITED HEALTH GROUP INC.       COM              91324P102    26493  455210          SOLE              448090      0  7120
WAL MART STORES                COM              931142103    36772  773665          SOLE              760960      0 12705
WALT DISNEY                    COM              254687106      342   10600          SOLE               10600      0     0
WYETH                          COM              983024100      261    5900          SOLE                5900      0     0